Segment information (Tables)	12 Months Ended
Mar. 31, 2015
Segment information
Schedule of revenues by geographical location

	For the years ended March 31,
	2015	2014
USA	$205,864	$167,038
UK	159,652	110,950
Germany	64,723	49,648
Russia	36,022	35,835
Singapore	15,216	1,536
Switzerland	10,578	7,057
Rest of Europe	21,754	14,032
Other	6,739	12,235

Total revenues by geographical location	$520,548	$398,331

Schedule of geographical information of long-lived assets

	For the years ended March 31,
	2015	2014
USA	$30,254	$8,116
Romania	25,862	24,069
UK	14,305	184
Russia	11,910	11,797
Ukraine	10,467	7,653
Cyprus	4,185	5,326
Switzerland	5,598	1,260
Other	6,645	2,520

Total	$109,226	$60,925

Schedule of revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues
	For the years ended March 31,
	2015	2014	2013
Revenues over 10% of total revenues	293,761	206,253	147,961
Revenues over 5% of the total revenues	333,404	269,021	219,329